Employee Stock Purchase Plan - Additional Information (Detail) - Common Stock [Member] - Employee Stock Purchase Plan [Member]	1 Months Ended
Mar. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares provided for issuance	300,000
Percentage of annual increase in number of shares reserved for issuance	1.00%